Expenses by nature (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Expense by nature
Related party administrative expenses	£ 42
Total administrative & research and development expenses
Expense by nature
Total administrative and research and development expenses	51,808	£ 42,862
Research and development expenses
Expense by nature
staff costs (excluding share-based payment expenses)	11,882	6,689
Research and development consultancy	7,449	7,936
Research and development components, parts and tooling	8,169	4,771
Total expenses by nature	27,500	19,396
Administrative expenses
Expense by nature
staff costs (excluding share-based payment expenses)	5,547	5,736
Share based payment expenses	7,056	7,294
Consultancy costs	1,340	990
Legal and financial advisory costs	1,125	1,476
IT hardware and Software costs	3,085	1,665
Related party administrative expenses	42
Insurance and premises expenses	1,913	2,119
Other administrative expenses	2,883	3,157
Expense on short term leases		8
Depreciation expense	412	260
Amortisation expense	578	572
Depreciation on right of use property assets	327	189
Total expenses by nature	£ 24,308	£ 23,466